UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC
              ---------------------
Address:      1177 Avenue of Americas
              -----------------------
              40th Floor
              ----------
              New York, NY 10036
              ------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth F. Clifford
       -------------------
Title: Chief Financial Officer
       -----------------------
Phone: (212) 823-1900
       --------------

Signature, Place, and Date of Signing:

/s/ Kenneth F. Clifford    New York, New York        November 14, 2008
-----------------------    -------------------     ----------------------
   [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               4
                                                --------------------------------
Form 13F Information Table Entry Total:          4
                                                --------------------------------
Form 13F Information Table Value Total:          207,680
                                                --------------------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F   File Number   Name
01   28-        06238         MSCP III, LLC
--   ---        -----         --------------------------------------------------
02   28-        11922         Morgan Stanley Capital Partners III, Inc.
--   ---        -----         --------------------------------------------------
03   28-        11353         MSDW Capital Partners IV, LLC
--   ---        -----         --------------------------------------------------
04   28-        11355         MSDW Capital Partners IV, Inc.
--   ---        -----         --------------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4             COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
                                          VALUE      SHRS OR      SH/  PUT/  INVESTMENT     OTHER         VOTING AUTHORITY
  NAME OF ISSUER    TITLE OF     CUSIP   (X$1000)    PRN AMT      PRN  CALL  DISCRETION    MANAGERS   SOLE     SHARED       NONE
                     CLASS
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
AVENTINE            COMMON    05356X403   33,786    10,691,928   SH         DEFINED       03, 04               10,691,928
RENEWABLE
ENERGY
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

ENERSYS             COMMON    29275Y102  111,777    5,671,092    SH         DEFINED       03, 04                5,671,092
HOLDINGS INC
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

RENEGY              COMMON    75845J109    948       473,951     SH         DEFINED       01, 02                  473,951
HOLDINGS INC
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

UNION DRILLING      COMMON    90653P105   61,169    5,776,085    SH         DEFINED       01, 02                5,776,085
INC
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------